BANK FINANCIAL ASSETS AND LIABILITIES - Information of credit quality of loans (Details) ₽ in Millions	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 SCR (SRe)
Credit quality of loans
Net loans	₽ 362,144	₽ 315,765
Loans to individuals
Credit quality of loans
Net loans	₽ 175,476	89,134	SRe 12
Provision for ECL to gross loans	9.00%
Loans to individuals | Gross Book Value
Credit quality of loans
Net loans	₽ 193,452	101,826
Loans to individuals | Accumulated Depreciation
Credit quality of loans
Net loans	(17,976)	(12,692)
Loans to individuals | Collectively assessed
Credit quality of loans
Net loans	₽ 175,013	88,784	12
Provision for ECL to gross loans	9.00%
Loans to individuals | Collectively assessed | Not past due
Credit quality of loans
Net loans	₽ 169,125	84,955	4
Provision for ECL to gross loans	4.00%
Loans to individuals | Collectively assessed | 1 - 30 days past due
Credit quality of loans
Net loans	₽ 2,899	1,863	SRe 21
Provision for ECL to gross loans	27.00%
Loans to individuals | Collectively assessed | 31 - 60 days past due
Credit quality of loans
Net loans	₽ 767	₽ 335
Provision for ECL to gross loans	62.00%	60.00%	60.00%
Loans to individuals | Collectively assessed | 60 - 90 days past due
Credit quality of loans
Net loans	₽ 491	₽ 173
Provision for ECL to gross loans	69.00%	71.00%	71.00%
Loans to individuals | Collectively assessed | 91 to 180 days
Credit quality of loans
Net loans	₽ 749	₽ 366
Provision for ECL to gross loans	77.00%	79.00%	79.00%
Loans to individuals | Collectively assessed | over 180 days
Credit quality of loans
Net loans	₽ 982	₽ 1,092
Provision for ECL to gross loans	85.00%	85.00%	85.00%
Loans to individuals | Collectively assessed | Gross Book Value
Credit quality of loans
Net loans	₽ 192,891	₽ 101,134
Loans to individuals | Collectively assessed | Gross Book Value | Not past due
Credit quality of loans
Net loans	175,422	88,056
Loans to individuals | Collectively assessed | Gross Book Value | 1 - 30 days past due
Credit quality of loans
Net loans	3,989	2,370
Loans to individuals | Collectively assessed | Gross Book Value | 31 - 60 days past due
Credit quality of loans
Net loans	2,007	841
Loans to individuals | Collectively assessed | Gross Book Value | 60 - 90 days past due
Credit quality of loans
Net loans	1,584	605
Loans to individuals | Collectively assessed | Gross Book Value | 91 to 180 days
Credit quality of loans
Net loans	3,248	1,739
Loans to individuals | Collectively assessed | Gross Book Value | over 180 days
Credit quality of loans
Net loans	6,641	7,523
Loans to individuals | Collectively assessed | Accumulated Depreciation
Credit quality of loans
Net loans	(17,878)	(12,350)
Loans to individuals | Collectively assessed | Accumulated Depreciation | Not past due
Credit quality of loans
Net loans	(6,297)	(3,101)
Loans to individuals | Collectively assessed | Accumulated Depreciation | 1 - 30 days past due
Credit quality of loans
Net loans	(1,090)	(507)
Loans to individuals | Collectively assessed | Accumulated Depreciation | 31 - 60 days past due
Credit quality of loans
Net loans	(1,240)	(506)
Loans to individuals | Collectively assessed | Accumulated Depreciation | 60 - 90 days past due
Credit quality of loans
Net loans	(1,093)	(432)
Loans to individuals | Collectively assessed | Accumulated Depreciation | 91 to 180 days
Credit quality of loans
Net loans	(2,499)	(1,373)
Loans to individuals | Collectively assessed | Accumulated Depreciation | over 180 days
Credit quality of loans
Net loans	(5,659)	(6,431)
Loans to individuals | Individually assessed
Credit quality of loans
Net loans	₽ 463	350	SRe 49
Provision for ECL to gross loans	17.00%
Loans to individuals | Individually assessed | Not past due
Credit quality of loans
Net loans	₽ 342	166	35
Provision for ECL to gross loans	6.00%
Loans to individuals | Individually assessed | 1 - 30 days past due
Credit quality of loans
Net loans		34	SRe 0
Provision for ECL to gross loans	0.00%
Loans to individuals | Individually assessed | 31 - 60 days past due
Credit quality of loans
Net loans	₽ 8	₽ 7
Provision for ECL to gross loans	0.00%	0.00%	0.00%
Loans to individuals | Individually assessed | 60 - 90 days past due
Credit quality of loans
Net loans	₽ 2
Provision for ECL to gross loans	33.00%
Loans to individuals | Individually assessed | 91 to 180 days
Credit quality of loans
Net loans	₽ 4	₽ 6
Provision for ECL to gross loans	20.00%	0.00%	0.00%
Loans to individuals | Individually assessed | over 180 days
Credit quality of loans
Net loans	₽ 107	₽ 137
Provision for ECL to gross loans	41.00%	64.00%	64.00%
Loans to individuals | Individually assessed | Gross Book Value
Credit quality of loans
Net loans	₽ 561	₽ 692
Loans to individuals | Individually assessed | Gross Book Value | Not past due
Credit quality of loans
Net loans	364	256
Loans to individuals | Individually assessed | Gross Book Value | 1 - 30 days past due
Credit quality of loans
Net loans		46
Loans to individuals | Individually assessed | Gross Book Value | 31 - 60 days past due
Credit quality of loans
Net loans	8	7
Loans to individuals | Individually assessed | Gross Book Value | 60 - 90 days past due
Credit quality of loans
Net loans	3
Loans to individuals | Individually assessed | Gross Book Value | 91 to 180 days
Credit quality of loans
Net loans	5	6
Loans to individuals | Individually assessed | Gross Book Value | over 180 days
Credit quality of loans
Net loans	181	377
Loans to individuals | Individually assessed | Accumulated Depreciation
Credit quality of loans
Net loans	(98)	(342)
Loans to individuals | Individually assessed | Accumulated Depreciation | Not past due
Credit quality of loans
Net loans	(22)	(90)
Loans to individuals | Individually assessed | Accumulated Depreciation | 1 - 30 days past due
Credit quality of loans
Net loans		(12)
Loans to individuals | Individually assessed | Accumulated Depreciation | 60 - 90 days past due
Credit quality of loans
Net loans	(1)
Loans to individuals | Individually assessed | Accumulated Depreciation | 91 to 180 days
Credit quality of loans
Net loans	(1)
Loans to individuals | Individually assessed | Accumulated Depreciation | over 180 days
Credit quality of loans
Net loans	(74)	(240)
Medium-sized enterprises and small businesses | Collectively assessed
Credit quality of loans
Net loans	₽ 1,267	1,287	SRe 26
Provision for ECL to gross loans	26.00%
Medium-sized enterprises and small businesses | Collectively assessed | Not past due
Credit quality of loans
Net loans	₽ 1,057	1,009	2
Provision for ECL to gross loans	2.00%
Medium-sized enterprises and small businesses | Collectively assessed | 1 - 30 days past due
Credit quality of loans
Net loans	₽ 11	23	SRe 21
Provision for ECL to gross loans	42.00%
Medium-sized enterprises and small businesses | Collectively assessed | 31 - 60 days past due
Credit quality of loans
Net loans	₽ 1	₽ 5
Provision for ECL to gross loans	93.00%	37.00%	37.00%
Medium-sized enterprises and small businesses | Collectively assessed | 60 - 90 days past due
Credit quality of loans
Net loans	₽ 1	₽ 3
Provision for ECL to gross loans	91.00%	64.00%	64.00%
Medium-sized enterprises and small businesses | Collectively assessed | 91 to 180 days
Credit quality of loans
Net loans	₽ 3	₽ 10
Provision for ECL to gross loans	79.00%	54.00%	54.00%
Medium-sized enterprises and small businesses | Collectively assessed | over 180 days
Credit quality of loans
Net loans	₽ 194	₽ 237
Provision for ECL to gross loans	66.00%	63.00%	63.00%
Medium-sized enterprises and small businesses | Collectively assessed | Gross Book Value
Credit quality of loans
Net loans	₽ 1,706	₽ 1,736
Medium-sized enterprises and small businesses | Collectively assessed | Gross Book Value | Not past due
Credit quality of loans
Net loans	1,079	1,025
Medium-sized enterprises and small businesses | Collectively assessed | Gross Book Value | 1 - 30 days past due
Credit quality of loans
Net loans	19	29
Medium-sized enterprises and small businesses | Collectively assessed | Gross Book Value | 31 - 60 days past due
Credit quality of loans
Net loans	15	8
Medium-sized enterprises and small businesses | Collectively assessed | Gross Book Value | 60 - 90 days past due
Credit quality of loans
Net loans	11	8
Medium-sized enterprises and small businesses | Collectively assessed | Gross Book Value | 91 to 180 days
Credit quality of loans
Net loans	14	22
Medium-sized enterprises and small businesses | Collectively assessed | Gross Book Value | over 180 days
Credit quality of loans
Net loans	568	644
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated Depreciation
Credit quality of loans
Net loans	(439)	(449)
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated Depreciation | Not past due
Credit quality of loans
Net loans	(22)	(16)
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated Depreciation | 1 - 30 days past due
Credit quality of loans
Net loans	(8)	(6)
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated Depreciation | 31 - 60 days past due
Credit quality of loans
Net loans	(14)	(3)
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated Depreciation | 60 - 90 days past due
Credit quality of loans
Net loans	(10)	(5)
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated Depreciation | 91 to 180 days
Credit quality of loans
Net loans	(11)	(12)
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated Depreciation | over 180 days
Credit quality of loans
Net loans	₽ (374)	₽ (407)